Investments and Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Investments and Fair Value of Financial Instruments
5.	INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company retained certain affiliate warrants which are marked to market at each reporting date using the Black-Scholes option pricing model. The Company recorded unrealized losses on the affiliate warrants of $1,066 and $1,773 during the three and six months ended June 30, 2019, respectively, and $14,824 and $16,451 during the three and six months ended June 30, 2018, respectively, which are included in revenues on the accompanying condensed consolidated statements of operations.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or developed by the Company. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1 - Valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets. Financial instruments in this category generally include actively traded equity securities.

Level 2 - Valued based on (a) quoted prices for similar assets or liabilities in active markets; (b) quoted prices for identical or similar assets or liabilities in markets that are not active; (c) inputs other than quoted prices that are observable for the asset or liability; or (d) from market corroborated inputs. Financial instruments in this category include certain corporate equities that are not actively traded or are otherwise restricted.

Level 3 - Valued based on valuation techniques in which one or more significant inputs is not readily observable. Included in this category are certain corporate debt instruments, certain private equity investments, and certain commitments and guarantees.

As of June 30, 2019	Level 1	Level 2	Level 3	Total
Warrants- Affiliates			$6,067	$6,067

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Warrants- Affiliates	$-	$-	$7,840	$7,840

A reconciliation of Level 3 assets is as follows:

Warrants
Balance - December 31, 2018	$7,840
Unrealized loss	(1,773)
Balance - June 30, 2019	$6,067

8. INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or developed by the Company. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1 - Valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets. Financial instruments in this category generally include actively traded equity securities.

Level 2 - Valued based on (a) quoted prices for similar assets or liabilities in active markets; (b) quoted prices for identical or similar assets or liabilities in markets that are not active; (c) inputs other than quoted prices that are observable for the asset or liability; or (d) from market corroborated inputs. Financial instruments in this category include certain corporate equities that are not actively traded or are otherwise restricted.

Level 3 - Valued based on valuation techniques in which one or more significant inputs is not readily observable. Included in this category are certain corporate debt instruments, certain private equity investments, and certain commitments and guarantees.

Investments – Related Parties at Fair Value:

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$7,840	$7,840

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$26,401	$26,401

A reconciliation of Level 3 assets is as follows:

Warrants
Balance - December 31, 2016	$42,688
Unrealized loss	(16,287)
Balance - December 31, 2017	26,401
Unrealized loss	(18,561)
Balance - December 31, 2018	$7,840

It had been the Company’s policy to distribute part or all of the warrants CAP earned, through serving as placement agent on various private placement offerings for a related but independent entity under common management, to registered representatives or other employees who provided investment banking services. There was no compensation expense recorded related to distributed warrants for the years ended December 31, 2017 or 2018. Warrants retained by the Company are marked-to-market at each reporting date using the Black-Scholes option pricing model. Unrealized losses on affiliate warrants of $18,561 were recorded during the year ended December 31, 2018 and $16,287 for the year ended December 31, 2017 are included in revenues on the accompanying consolidated statements of operations.

The fair value of the warrants was determined based on the Black-Scholes option pricing model, which requires the input of highly subjective assumptions, including the expected share price volatility. Given that such shares were not publicly-traded, the Company developed an expected volatility figure based on a review of the historical volatilities, over a period of time, of similarly positioned public companies within the industry.

The Company’s short-term financial instruments include cash, accounts receivable, advances and loans to employees, accounts payable, accrued expenses, other liabilities, loans payable and debt obligations. The carrying values of these instruments approximate fair value, as they bear terms and conditions comparable to market, for obligations with similar terms and maturities.